Financial Items - Summary of Financial Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Material income and expense [abstract]
Financial income	$ 20	$ 21	$ 18
Results from financial instruments, net (notes 13.2 and 16.4)	(17)	(1)	39
Foreign exchange results	6	(32)	10
Effects of amortized cost on assets and liabilities and others, net	(122)	(59)	(59)
Other Income Expense Net	3		(10)
Other financial income (expense), net	$ (110)	$ (71)	$ (2)